GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 100.3%
Gotham Enhanced Index Plus Fund	25,470	$317,865
Gotham Enhanced S&P 500 Index Fund	25,624	318,511
Gotham Index Plus All-Cap Fund	27,442	317,782
Gotham Index Plus Fund	19,737	318,360

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,162,762)		1,272,518

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(4,323)

NET ASSETS - 100.0%		$1,268,195

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds accompany this report.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

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